Organization - Additional Information (Detail)	0 Months Ended	12 Months Ended				12 Months Ended				0 Months Ended		0 Months Ended				0 Months Ended
	Nov. 04, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 11, 2013	Dec. 31, 2012	Dec. 31, 2013 Exclusive technical consulting and service agreements [Member]	Dec. 31, 2013 Consolidated VIEs [Member] USD ($)	Dec. 31, 2013 Consolidated VIEs [Member] CNY	Dec. 31, 2012 Consolidated VIEs [Member] CNY	Dec. 11, 2013 American Depositary Shares [Member] IPO [Member] USD ($)	Dec. 11, 2013 Class A Ordinary Shares [Member]	Dec. 11, 2013 Class A Ordinary Shares [Member] IPO [Member]	Dec. 11, 2013 Class B Ordinary Shares [Member]	Dec. 11, 2013 Class B Ordinary Shares [Member] IPO [Member]	Nov. 04, 2013 West Crest Limited [Member] Installment	Nov. 04, 2013 Telstra Holdings Pty Ltd. [Member] USD ($)	Dec. 31, 2013 Telstra Holdings Pty Ltd. [Member]	Jun. 27, 2008 Telstra Holdings Pty Ltd. [Member]	Jun. 23, 2008 Telstra Holdings Pty Ltd. [Member]	Jun. 27, 2008 Selling Shareholders of Cheerbright, China Topside and Norstar [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by Telstra																	65.40%	55.00%	100.00%
Percentage of the Company owned by selling shareholders																				45.00%
Ordinary shares purchased																2,828,147
Ordinary shares purchased, value																$ 55,000,000
Ordinary shares repurchased and retired	3,856,564
Ordinary shares repurchased and retired, value	75,000,000		457,350,000
Number of installments to be paid in cash															2
Newly issued shares offered through IPO										8,993,000		8,993,000
Proceeds from issuance of IPO		142,590,000	863,200,000							142,590,000
Ordinary shares outstanding				105,136,436	100,000,000						36,347,496	36,347,496	68,788,940	68,788,940
Term of agreement						30 years
Extension option in agreement term						10 years
Inter-company balances between VIE and WFOE and Autohome HK							$ 3,357,000	20,323,000	163,904,000